Consolidated Statements of Cash Flows (Parentheticals) - USD ($)			12 Months Ended
	Nov. 28, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flow [Line Items]
Capitalization of right of use assets			$ 616,820	$ 345,871
Capitalization of lease liabilities			616,820	$ 345,871
Issuance of ordinary share amount	$ 2,369,308
Percentage of non-controlling interest	49.00%
Acquisition percentage		40.00%
Total Consideration Amount		$ 711,404
Exercise price			1
Fair value			411,103
Cash			$ 300,000
Cash yet to settle		$ 201,729
Ordinary shares [member]
Statement of Cash Flow [Line Items]
Shares issued	2,500,000
Share Warrants [Member]
Statement of Cash Flow [Line Items]
Shares issued		300,000